Trade accounts receivable (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade Accounts Receivable
Opening balance	R$ 670,569	R$ 629,739
Supplement to expected losses, net of reversal	765,783	693,122
Write-offs of provision	(733,529)	(652,292)
Closing balance	R$ 702,823	R$ 670,569